Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Revenues	$ 115,890	$ 170,240	$ 382,059	$ 758,632
Voyage expenses	(78,335)	(57,777)	(219,153)	(238,576)
Operating Costs and Expenses	(39,103)	(46,336)	(125,280)	(143,203)
Time-charter hire expenses	(2,870)	(9,070)	(8,638)	(28,245)
Depreciation and amortization	(25,837)	(29,992)	(79,416)	(89,170)
General and administrative expenses	(10,542)	(9,887)	(34,245)	(28,957)
(Loss) gain on sale of assets and (write-down) of assets	(697)	(44,973)	(88,098)	(45,164)
Restructuring Charges	0	1,398	0	1,398
Income from operations	(41,494)	(29,193)	(172,771)	183,919
Equity income	$ (873)	$ 46	$ (2,061)	5,174
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Revenues				751,640
Voyage expenses				(238,576)
Operating Costs and Expenses				(137,263)
Time-charter hire expenses				(28,245)
Depreciation and amortization				(88,677)
General and administrative expenses				(28,330)
(Loss) gain on sale of assets and (write-down) of assets				(48,245)
Restructuring Charges				1,398
Income from operations				180,906
Equity income				5,174
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues				6,992
Voyage expenses				0
Operating Costs and Expenses				(5,940)
Time-charter hire expenses				0
Depreciation and amortization				(493)
General and administrative expenses				(627)
(Loss) gain on sale of assets and (write-down) of assets				3,081
Restructuring Charges				0
Income from operations				3,013
Equity income				$ 0